Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	SHARE CAPITAL	CONTRIBUTED SURPLUS	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME Equity securities	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME Currency hedging instruments	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME Fuel Hedging Instruments	DEFICIT
Beginning balance at Dec. 31, 2021		$ 3,692.9	$ 89.5		$ (2.5)	$ 4.0	$ 0.4	$ (1,048.7)
Changes in equity [abstract]
Issuance of shares related to Manitou acquisition (note 8)		0.0
Shares repurchased and cancelled (i)		(10.4)						2.2
Issuance of shares related to share-based compensation		5.3
Issuance of shares for dividend reinvestment and share purchase plan ("DRIP")		4.1
Issuance of shares for employee share purchase plan ("ESPP")		2.7
Transfer from contributed surplus of share-based compensation redeemed		2.3	(2.3)
Issuance of shares through flow-through share agreements		6.9
Exercise of Manitou warrants (note 8)		0.0
Cancellation of unexchanged shares		0.0						0.0
Share-based compensation			5.5
Distribution of share-based compensation	$ 8.5		(2.0)
Net change in fair value of currency hedging instruments, net of taxes	(5.9)					(5.9)
Net change in fair value of fuel hedging instruments, net of tax	(0.3)						(0.3)
Reclassification of realized loss on sale of equity securities, net of tax					0.0
Unrealized loss on equity securities, net of tax of nil	20.5				(20.5)
Dividends (note 13(d))	(35.1)	(4.1)						(39.2)
Reclassification of realized loss on sale of equity securities, net of tax								0.0
Net earnings	37.1							37.1
Ending balance at Dec. 31, 2022	2,721.1	3,703.8	90.7	$ (24.8)	(23.0)	(1.9)	0.1	(1,048.6)
Changes in equity [abstract]
Issuance of shares related to Manitou acquisition (note 8)		13.4
Shares repurchased and cancelled (i)		0.0						0.0
Issuance of shares related to share-based compensation		8.4
Issuance of shares for dividend reinvestment and share purchase plan ("DRIP")		4.1
Issuance of shares for employee share purchase plan ("ESPP")		5.6
Transfer from contributed surplus of share-based compensation redeemed		3.9	(3.9)
Issuance of shares through flow-through share agreements		0.0
Exercise of Manitou warrants (note 8)		0.9
Cancellation of unexchanged shares		(1.5)						1.5
Share-based compensation			4.9
Distribution of share-based compensation	15.8		(3.1)
Net change in fair value of currency hedging instruments, net of taxes	8.3					8.3
Net change in fair value of fuel hedging instruments, net of tax	(0.2)						(0.2)
Reclassification of realized loss on sale of equity securities, net of tax					0.3
Unrealized loss on equity securities, net of tax of nil	10.5				(10.5)
Dividends (note 13(d))								(39.4)
Reclassification of realized loss on sale of equity securities, net of tax								(0.3)
Net earnings	210.0							210.0
Ending balance at Dec. 31, 2023	$ 2,923.5	$ 3,738.6	$ 88.6	$ (26.9)	$ (33.2)	$ 6.4	$ (0.1)	$ (876.8)